UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Dividend & Income® Fund

February 29, 2016

SDI-QTLY-0416
1.814104.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 14.4%
		Principal Amount	Value
Convertible Bonds - 6.3%
CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		$2,400,000	$2,554,500
Household Durables - 0.5%
Jarden Corp. 1.875% 9/15/18		4,980,000	8,419,313
Lennar Corp. 3.25% 11/15/21 (a)		4,195,000	7,527,403
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,554,031
			19,500,747
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		2,800,000	2,672,250
3.5% 1/15/31		22,000,000	11,416,680
			14,088,930
TOTAL CONSUMER DISCRETIONARY			36,144,177
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Vector Group Ltd. 2.5% 1/15/19 (b)		8,863,000	13,179,228
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Peabody Energy Corp. 4.75% 12/15/41		26,652,000	33,315
Scorpio Tankers, Inc. 2.375% 7/1/19 (a)		17,350,000	14,107,719
			14,141,034
FINANCIALS - 0.3%
Insurance - 0.1%
FNF Group 4.25% 8/15/18		1,550,000	2,796,781
Real Estate Investment Trusts - 0.1%
Equinix, Inc. 4.75% 6/15/16		860,000	3,403,450
Real Estate Management & Development - 0.1%
Extra Space Storage LP 3.125% 10/1/35 (a)		3,690,000	4,012,875
TOTAL FINANCIALS			10,213,106
HEALTH CARE - 1.1%
Biotechnology - 0.2%
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20		4,160,000	4,875,000
Gilead Sciences, Inc. 1.625% 5/1/16		680,000	2,624,375
			7,499,375
Health Care Equipment & Supplies - 0.2%
Teleflex, Inc. 3.875% 8/1/17		2,820,000	6,561,788
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43		9,059,000	9,698,792
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0.25% 3/15/16		1,280,000	2,285,600
Pharmaceuticals - 0.4%
ANI Pharmaceuticals, Inc. 3% 12/1/19		2,920,000	2,545,875
Jazz Investments I Ltd. 1.875% 8/15/21		3,880,000	3,894,550
Teva Pharmaceutical Finance LLC 0.25% 2/1/26		4,800,000	6,405,000
The Medicines Co. 2.5% 1/15/22		3,480,000	3,954,150
			16,799,575
TOTAL HEALTH CARE			42,845,130
INDUSTRIALS - 0.2%
Airlines - 0.2%
JetBlue Airways Corp. Series D 6.75% 10/15/39		1,780,000	8,004,438
INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc. 1.375% 1/1/20		10,340,000	10,055,650
InterDigital, Inc. 1.5% 3/1/20 (a)		15,825,000	15,617,297
Liberty Interactive LLC 0.75% 3/30/43		6,300,000	9,788,625
			35,461,572
Internet Software & Services - 0.6%
Twitter, Inc.:
0.25% 9/15/19		13,760,000	12,040,000
1% 9/15/21		13,648,000	11,413,140
VeriSign, Inc. 3.25% 8/15/37 (b)		1,200,000	2,969,250
			26,422,390
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp. 3.25% 8/1/39		4,820,000	7,151,675
Microchip Technology, Inc.:
1.625% 2/15/25		9,400,000	9,018,125
2.125% 12/15/37		4,120,000	7,575,650
Micron Technology, Inc. 3% 11/15/43		11,840,000	8,199,200
NXP Semiconductors NV 1% 12/1/19		13,990,000	14,794,425
Xilinx, Inc. 2.625% 6/15/17		2,210,000	3,611,969
			50,351,044
Software - 0.3%
BroadSoft, Inc. 1% 9/1/22 (a)		1,700,000	1,910,375
Salesforce.com, Inc. 0.25% 4/1/18		5,960,000	7,107,300
Workday, Inc. 1.5% 7/15/20		3,000,000	3,190,350
			12,208,025
TOTAL INFORMATION TECHNOLOGY			124,443,031
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. 3.5% 2/1/19 (a)		7,150,000	6,398,464

TOTAL CONVERTIBLE BONDS			255,368,608

Nonconvertible Bonds - 8.1%
CONSUMER DISCRETIONARY - 1.1%
Media - 0.9%
Altice SA:
7.625% 2/15/25 (a)		12,055,000	11,030,325
7.75% 5/15/22 (a)		8,970,000	8,678,475
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	7,928,200
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (a)		7,145,000	7,493,319
			35,130,319
Multiline Retail - 0.2%
JC Penney Corp., Inc. 8.125% 10/1/19		9,040,000	9,153,000
TOTAL CONSUMER DISCRETIONARY			44,283,319
CONSUMER STAPLES - 0.8%
Food Products - 0.5%
H.J. Heinz Co. 4.875% 2/15/25 (a)		12,484,000	13,659,269
Post Holdings, Inc. 7.375% 2/15/22		4,598,000	4,873,880
			18,533,149
Tobacco - 0.3%
Vector Group Ltd. 7.75% 2/15/21		12,290,000	13,088,850
TOTAL CONSUMER STAPLES			31,621,999
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Antero Resources Finance Corp.:
5.375% 11/1/21		3,444,000	2,979,060
6% 12/1/20		4,255,000	3,808,225
Sabine Pass Liquefaction LLC 5.625% 3/1/25		3,200,000	2,904,000
			9,691,285
FINANCIALS - 4.2%
Banks - 2.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,173,968
Corestates Capital II 1.272% 1/15/27 (a)(b)		10,500,000	8,400,000
Corestates Capital III 1.1872% 2/15/27 (a)(b)		14,090,000	11,272,000
First Maryland Capital I 1.622% 1/15/27 (b)		2,500,000	1,981,250
First Maryland Capital II 1.4656% 2/1/27 (b)		4,100,000	3,310,750
JPMorgan Chase Capital XIII 1.5531% 9/30/34 (b)		12,206,000	9,348,575
JPMorgan Chase Capital XXI 1.5626% 1/15/87 (b)		12,550,000	8,928,070
PNC Capital Trust C 0.9842% 6/1/28 (b)		12,000,000	9,630,000
SunTrust Capital III 1.162% 3/15/28 (b)		14,525,000	11,129,781
Wachovia Capital Trust II 1.122% 1/15/27 (b)		32,014,000	25,611,200
Wells Fargo Capital II 1.1156% 1/30/27 (b)		5,930,000	4,744,000
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,361,750
			105,891,344
Capital Markets - 0.9%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)		11,160,000	11,411,100
Chase Capital II 1.1156% 2/1/27 (b)		17,900,000	14,141,000
Chase Capital III 0.9642% 3/1/27 (b)		5,000,000	4,000,000
Chase Capital Trust VI 1.2406% 8/1/28 (b)		5,000,000	4,000,000
JPMorgan Chase Capital XXIII 1.6182% 5/15/47 (b)		2,500,000	1,708,875
NTC Capital II 1.212% 4/15/27 (b)		3,500,000	2,803,129
			38,064,104
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,594,781
Diversified Financial Services - 0.5%
Central Fidelity Capital Trust I 1.622% 4/15/27 (b)		3,240,000	2,592,000
ILFC E-Capital Trust I 4.49% 12/21/65 (a)(b)		22,360,000	17,217,200
			19,809,200
TOTAL FINANCIALS			171,359,429
HEALTH CARE - 0.3%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)		3,895,000	3,388,650
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 7.125% 7/15/20		3,280,000	2,952,000
Kindred Healthcare, Inc. 8.75% 1/15/23		2,900,000	2,602,750
			5,554,750
Pharmaceuticals - 0.1%
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (a)		1,500,000	1,492,500
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (a)		2,575,000	2,459,125
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (a)		2,100,000	1,680,000
			5,631,625
TOTAL HEALTH CARE			14,575,025
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		3,610,000	3,519,750
Commercial Services & Supplies - 0.4%
ADT Corp. 6.25% 10/15/21		9,865,000	9,618,375
APX Group, Inc. 8.75% 12/1/20		5,832,000	4,738,500
			14,356,875
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 1/15/22		5,830,000	6,908,550
8.875% 9/1/17		3,000,000	3,221,250
			10,129,800
TOTAL INDUSTRIALS			28,006,425
INFORMATION TECHNOLOGY - 0.2%
Software - 0.0%
BMC Software Finance, Inc. 8.125% 7/15/21 (a)		675,000	428,625
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	3,087,500
6.5% 4/15/38		4,440,000	3,108,000
			6,195,500
TOTAL INFORMATION TECHNOLOGY			6,624,125
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Neptune Finco Corp. 10.125% 1/15/23 (a)		13,100,000	14,098,875
UTILITIES - 0.3%
Electric Utilities - 0.1%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (b)		7,950,000	5,525,250
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.375% 11/1/22		4,755,000	3,970,425
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (b)		3,000,000	2,220,000
TOTAL UTILITIES			11,715,675

TOTAL NONCONVERTIBLE BONDS			331,976,157

TOTAL CORPORATE BONDS
(Cost $624,122,522)			587,344,765

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.31% to 0.34% 5/5/16 (c)
(Cost $949,417)		950,000	949,532
		Shares	Value

Common Stocks - 67.6%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 0.2%
General Motors Co.		287,900	$8,475,776
Hotels, Restaurants & Leisure - 1.3%
Cedar Fair LP (depositary unit)		83,700	4,933,278
DineEquity, Inc.		125,500	11,479,485
Hilton Worldwide Holdings, Inc.		333,900	6,938,442
McDonald's Corp.		249,600	29,250,624
			52,601,829
Media - 0.2%
Time Warner, Inc.		100,100	6,626,620
Specialty Retail - 0.1%
Foot Locker, Inc.		87,700	5,481,250
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.		174,686	6,802,273

TOTAL CONSUMER DISCRETIONARY			79,987,748

CONSUMER STAPLES - 10.7%
Beverages - 4.0%
Constellation Brands, Inc. Class A (sub. vtg.)		33,700	4,766,191
Molson Coors Brewing Co. Class B		93,400	7,964,218
PepsiCo, Inc.		659,000	64,463,380
The Coca-Cola Co.		1,969,100	84,927,283
			162,121,072
Food & Staples Retailing - 1.8%
CVS Health Corp.		177,400	17,237,958
Wal-Mart Stores, Inc.		701,100	46,510,974
Walgreens Boots Alliance, Inc.		139,300	10,996,342
			74,745,274
Food Products - 0.4%
ConAgra Foods, Inc.		360,800	15,175,248
Household Products - 2.4%
Procter & Gamble Co.		1,237,458	99,355,503
Tobacco - 2.1%
Imperial Tobacco Group PLC		254,060	13,163,259
Philip Morris International, Inc.		512,218	46,627,205
Reynolds American, Inc.		491,000	24,761,130
			84,551,594

TOTAL CONSUMER STAPLES			435,948,691

ENERGY - 7.0%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.		57,400	4,116,728
Oil, Gas & Consumable Fuels - 6.9%
Cenovus Energy, Inc.		1,517,300	17,359,796
Chevron Corp.		1,346,600	112,360,304
Enterprise Products Partners LP		477,300	11,154,501
EQT Midstream Partners LP		62,200	4,455,386
Exxon Mobil Corp.		869,500	69,690,425
Kinder Morgan, Inc.		345,700	6,253,713
Suncor Energy, Inc.		807,400	19,740,423
Tesoro Logistics LP		58,396	2,436,281
Western Gas Partners LP		391,842	15,364,125
Williams Partners LP		1,254,882	24,746,273
			283,561,227

TOTAL ENERGY			287,677,955

FINANCIALS - 19.7%
Banks - 1.6%
Community Trust Bancorp, Inc.		139,900	4,717,428
JPMorgan Chase & Co.		349,900	19,699,370
PacWest Bancorp		146,300	4,707,934
Regions Financial Corp.		1,059,900	7,970,448
U.S. Bancorp		338,600	13,042,872
Valley National Bancorp (d)		434,200	3,907,800
Wells Fargo & Co.		264,300	12,400,956
			66,446,808
Capital Markets - 1.9%
Ares Capital Corp.		558,600	7,630,476
BlackRock, Inc. Class A		114,400	35,688,224
The Blackstone Group LP		1,078,600	28,011,242
TPG Specialty Lending, Inc.		406,700	6,604,808
			77,934,750
Consumer Finance - 0.3%
Capital One Financial Corp.		184,400	12,120,612
Insurance - 1.8%
Chubb Ltd.		201,800	23,313,954
First American Financial Corp.		362,800	13,434,484
MetLife, Inc.		276,800	10,950,208
The Travelers Companies, Inc.		243,000	26,127,360
			73,826,006
Real Estate Investment Trusts - 14.1%
Agree Realty Corp.		75,400	2,793,570
Alexandria Real Estate Equities, Inc.		56,244	4,452,275
Ashford Hospitality Prime, Inc.		217,700	2,139,991
AvalonBay Communities, Inc.		73,440	12,605,242
Boston Properties, Inc.		243,196	27,758,391
Brixmor Property Group, Inc.		56,700	1,328,481
Cedar Shopping Centers, Inc.		799,759	5,462,354
Chesapeake Lodging Trust		113,500	2,884,035
Coresite Realty Corp.		239,800	15,457,508
Cousins Properties, Inc.		356,536	3,087,602
DCT Industrial Trust, Inc.		477,500	17,280,725
DuPont Fabros Technology, Inc.		427,800	15,251,070
Empire State Realty Trust, Inc.		735,200	11,527,936
Equinix, Inc.		7,900	2,399,151
Equity Lifestyle Properties, Inc.		19,700	1,382,152
Equity Residential (SBI)		174,215	12,977,275
Essex Property Trust, Inc.		110,392	23,102,838
Extra Space Storage, Inc.		280,900	23,075,935
Federal Realty Investment Trust (SBI)		113,408	16,791,188
FelCor Lodging Trust, Inc.		1,477,352	10,932,405
Forest City Realty Trust, Inc.		481,540	8,980,721
General Growth Properties, Inc.		212,100	5,836,992
HCP, Inc.		102,939	3,044,936
Healthcare Realty Trust, Inc.		553,400	16,054,134
Healthcare Trust of America, Inc.		150,110	4,174,559
Host Hotels & Resorts, Inc.		730,297	11,180,847
InfraReit, Inc.		314,400	6,640,128
Inland Real Estate Corp.		128,900	1,366,340
Kite Realty Group Trust		113,783	3,063,038
Liberty Property Trust (SBI)		141,600	4,089,408
Mack-Cali Realty Corp.		869,200	17,297,080
Medical Properties Trust, Inc.		169,600	1,962,272
Mid-America Apartment Communities, Inc.		183,700	16,521,978
National Retail Properties, Inc.		140,200	6,165,996
New York (REIT), Inc.		163,100	1,565,760
Outfront Media, Inc.		282,500	5,777,125
Parkway Properties, Inc.		531,000	7,110,090
Pennsylvania Real Estate Investment Trust (SBI)		15,200	291,232
Prologis, Inc.		80,910	3,111,799
Public Storage		89,999	22,453,851
Ramco-Gershenson Properties Trust (SBI)		226,200	3,800,160
Sabra Health Care REIT, Inc.		422,100	8,406,122
Simon Property Group, Inc.		306,815	58,212,010
SL Green Realty Corp.		92,873	8,189,541
Store Capital Corp.		523,200	12,635,280
Sun Communities, Inc.		164,782	11,127,728
Taubman Centers, Inc.		59,800	4,235,036
Terreno Realty Corp.		244,500	5,413,230
The GEO Group, Inc.		152,400	4,425,696
The Macerich Co.		111,400	8,809,512
UDR, Inc.		588,700	20,210,071
Urban Edge Properties		669,257	16,276,330
Ventas, Inc.		497,439	27,692,429
VEREIT, Inc.		1,314,000	10,538,280
Welltower, Inc.		58,996	3,762,765
Weyerhaeuser Co.		92,500	2,403,150
WP Carey, Inc.		169,400	9,603,286
			575,119,036

TOTAL FINANCIALS			805,447,212

HEALTH CARE - 9.2%
Biotechnology - 0.5%
AbbVie, Inc.		357,500	19,523,075
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		35,800	5,278,710
Medtronic PLC		258,000	19,966,620
			25,245,330
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.		407,200	25,217,896
Eli Lilly & Co.		514,200	37,022,400
Johnson & Johnson		1,319,544	138,829,218
Merck & Co., Inc.		441,490	22,167,213
Pfizer, Inc.		2,870,300	85,161,801
Sanofi SA sponsored ADR		334,800	13,241,340
Teva Pharmaceutical Industries Ltd. sponsored ADR		157,100	8,734,760
			330,374,628

TOTAL HEALTH CARE			375,143,033

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Lockheed Martin Corp.		25,100	5,416,329
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B		454,300	43,862,665
Electrical Equipment - 0.6%
Eaton Corp. PLC		254,800	14,449,708
Emerson Electric Co.		226,900	11,079,527
			25,529,235
Industrial Conglomerates - 1.2%
3M Co.		127,400	19,985,238
General Electric Co.		910,253	26,524,772
			46,510,010

TOTAL INDUSTRIALS			121,318,239

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.		2,667,200	69,827,296
Qualcomm, Inc.		311,200	15,805,848
			85,633,144
Internet Software & Services - 0.0%
Yahoo!, Inc. (e)		68,000	2,161,720
IT Services - 1.8%
IBM Corp.		415,600	54,456,068
Paychex, Inc.		363,600	18,685,404
			73,141,472
Semiconductors & Semiconductor Equipment - 1.3%
Intel Corp.		1,261,000	37,312,990
Maxim Integrated Products, Inc.		479,000	16,218,940
			53,531,930
Software - 3.0%
Microsoft Corp.		2,169,700	110,394,336
Oracle Corp.		279,600	10,283,688
			120,678,024
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.		149,400	14,445,486
EMC Corp.		476,800	12,458,784
HP, Inc.		237,600	2,539,944
			29,444,214

TOTAL INFORMATION TECHNOLOGY			364,590,504

MATERIALS - 1.5%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.		493,800	30,057,606
LyondellBasell Industries NV Class A		298,100	23,910,601
The Dow Chemical Co.		152,800	7,427,608
			61,395,815
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.		2,814,104	103,981,143
Verizon Communications, Inc.		82,100	4,164,933
			108,146,076
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC		1,872,800	5,680,015

TOTAL TELECOMMUNICATION SERVICES			113,826,091

UTILITIES - 2.8%
Electric Utilities - 2.5%
American Electric Power Co., Inc.		276,100	17,049,175
Edison International		119,500	8,145,120
Exelon Corp.		288,200	9,075,418
IDACORP, Inc.		252,700	17,931,592
PPL Corp.		615,700	21,543,343
Xcel Energy, Inc.		784,100	31,003,314
			104,747,962
Gas Utilities - 0.3%
Atmos Energy Corp.		162,800	11,299,948

TOTAL UTILITIES			116,047,910

TOTAL COMMON STOCKS
(Cost $2,532,192,200)			2,761,383,198

Preferred Stocks - 9.7%
Convertible Preferred Stocks - 4.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
William Lyon Homes, Inc. 6.50% (e)		25,200	1,677,564
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Post Holdings, Inc. Series C 2.50% (e)		82,000	10,911,125
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kinder Morgan, Inc. Series A 9.75% (e)		164,500	7,190,295
Southwestern Energy Co. Series B 6.25%		34,983	498,858
			7,689,153
FINANCIALS - 1.2%
Banks - 0.8%
Bank of America Corp. Series L, 7.25%		6,800	7,490,540
Wells Fargo & Co. 7.50% (e)		22,109	25,907,105
			33,397,645
Real Estate Investment Trusts - 0.4%
American Tower Corp. Series A, 5.25% (e)		34,700	3,435,300
Weyerhaeuser Co. Series A, 6.375% (e)		236,700	11,001,816
			14,437,116
TOTAL FINANCIALS			47,834,761
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00% (e)		18,312	7,279,386
Health Care Providers & Services - 0.6%
AmSurg Corp. Series A-1, 5.25% (e)		96,200	12,869,636
Anthem, Inc. 5.25% (e)		223,700	9,896,488
Kindred Healthcare, Inc. 7.50% (e)		2,945	1,677,852
			24,443,976
Pharmaceuticals - 0.6%
Allergan PLC 5.50%		19,415	18,754,502
Teva Pharmaceutical Industries Ltd. 7% (e)		7,350	6,670,125
			25,424,627
TOTAL HEALTH CARE			57,147,989
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25% (e)		65,000	5,681,000
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. Series 1, 5.375% (e)		263,341	7,873,896
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. Series A 11.125% (e)		36,600	3,711,240
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. Series A 5.50%		227,200	14,556,704
TOTAL TELECOMMUNICATION SERVICES			18,267,944
UTILITIES - 0.8%
Electric Utilities - 0.1%
Exelon Corp. 6.50% (e)		126,100	5,592,535
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. 5.375%		199,700	7,496,738
Multi-Utilities - 0.5%
CenterPoint Energy, Inc. 2.00% ZENS (e)		264,600	15,412,950
Dominion Resources, Inc. 6.375% (e)		59,900	2,906,348
			18,319,298
TOTAL UTILITIES			31,408,571

TOTAL CONVERTIBLE PREFERRED STOCKS			188,492,003

Nonconvertible Preferred Stocks - 5.1%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Loblaw Companies Ltd. Series B 5.30%		28,800	493,836
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%		220,000	4,756,400
FINANCIALS - 3.9%
Banks - 1.2%
Bank of America Corp. 6.50%		160,000	4,174,400
BB&T Corp. Series E, 5.625%		125,000	3,208,750
Citigroup, Inc. Series C, 5.80%		299,200	7,599,680
SunTrust Banks, Inc. Series E, 5.875%		757,800	19,399,680
U.S. Bancorp:
Series A, 3.50%		17,965	13,563,575
Series H, 5.15%		40,000	1,027,200
			48,973,285
Capital Markets - 1.3%
Charles Schwab Corp. Series C, 6.00%		200,000	5,134,000
GMAC Capital Trust I Series 2, 8.125%		1,120,787	27,190,293
Goldman Sachs Group, Inc.:
5.95%		65,219	1,637,649
Series K 6.375%		80,000	2,126,400
Morgan Stanley 6.875%		94,914	2,564,576
Northern Trust Corp. Series C, 5.85%		252,579	6,736,282
State Street Corp. 6.00%		400,000	10,372,000
			55,761,200
Consumer Finance - 0.2%
Capital One Financial Corp. Series D, 6.70%		160,000	4,246,400
Discover Financial Services Series B, 6.50%		200,000	5,240,000
			9,486,400
Diversified Financial Services - 0.2%
RBS Capital Funding Trust V Series E 5.90%		318,252	7,513,930
Real Estate Investment Trusts - 0.9%
Digital Realty Trust, Inc. Series G, 5.875%		48,408	1,202,939
Kimco Realty Corp. Series K, 5.625%		67,082	1,704,554
Public Storage:
Series S, 5.90%		84,978	2,199,231
Series T, 5.75%		69,018	1,794,468
Series V, 5.375%		250,000	6,462,500
Sabra Health Care REIT, Inc. Series A, 7.125%		551,146	13,899,902
Sunstone Hotel Investors, Inc. Series D, 8.00%		113,824	2,879,747
Vornado Realty Trust Series L, 5.40%		230,000	5,731,600
			35,874,941
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		134,982	3,415,045
TOTAL FINANCIALS			161,024,801
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. 6.125%		46,419	1,122,411
Verizon Communications, Inc. 5.90%		245,906	6,472,246
			7,594,657
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Louisiana LLC 4.70%		12,148	293,496
Gulf Power Co. 5.60%		30,000	3,048,741
NextEra Energy Capital Holdings, Inc. Series I, 5.125%		323,424	8,056,492
SCE Trust I 5.625%		112,344	2,859,155
Southern California Edison Co. Series D, 6.50%		54,759	5,616,220
Southern Co. 6.25%		240,000	6,390,000
			26,264,104
Multi-Utilities - 0.2%
SCE Trust IV 5.375%		320,000	8,716,800
TOTAL UTILITIES			34,980,904

TOTAL NONCONVERTIBLE PREFERRED STOCKS			208,850,598

TOTAL PREFERRED STOCKS
(Cost $384,538,923)			397,342,601

Equity Funds - 0.3%
iShares S&P 500 Index ETF
(Cost $11,053,468)		55,321	10,760,488
		Principal Amount	Value

Preferred Securities - 4.9%
FINANCIALS - 4.0%
Banks - 3.3%
BAC Capital Trust XIV 4% (b)(f)		8,430,000	5,973,123
Bank of America Corp.:
6.1% (b)(f)		1,895,000	1,890,866
6.25% (b)(f)		4,895,000	4,885,519
6.5% (b)(f)		4,000,000	4,172,350
Citigroup, Inc.:
5.9% (b)(f)		5,000,000	4,763,457
5.95% (b)(f)		5,000,000	4,712,260
6.125% (b)(f)		3,500,000	3,511,702
JPMorgan Chase & Co.:
5.15% (b)(f)		15,000,000	14,286,593
6.1% (b)(f)		4,000,000	4,081,333
6.75% (b)(f)		10,000,000	10,653,777
7.9% (b)(f)		18,365,000	18,806,663
Mellon Capital IV 4% (b)(f)		6,417,000	4,767,831
PNC Preferred Funding Trust I 2.162% (a)(b)(f)		3,450,000	2,771,641
SunTrust Preferred Capital I 4% (b)(f)		10,366,000	7,552,207
USB Capital IX 3.5% (b)(f)		9,751,000	7,046,046
Wachovia Capital Trust III 5.5698% (b)(f)		8,091,000	7,886,242
Wells Fargo & Co.:
5.875% (b)(f)		5,205,000	5,575,388
5.9% (b)(f)		10,000,000	10,149,126
7.98% (b)(f)		11,355,000	12,099,670
			135,585,794
Capital Markets - 0.7%
Goldman Sachs Capital II 4% (b)(f)		16,908,000	12,175,639
Goldman Sachs Capital III 4% (b)(f)		18,715,000	13,383,304
			25,558,943

TOTAL FINANCIALS			161,144,737

INDUSTRIALS - 0.9%
Industrial Conglomerates - 0.9%
General Electric Co. 5% (b)(f)		36,512,000	37,269,769
TOTAL PREFERRED SECURITIES
(Cost $196,377,112)			198,414,506
		Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 0.40% (g)		91,987,606	91,987,606
Fidelity Securities Lending Cash Central Fund, 0.44%(g)(h)		3,044,750	3,044,750
TOTAL MONEY MARKET FUNDS
(Cost $95,032,356)			95,032,356
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $3,844,265,998)			4,051,227,446
NET OTHER ASSETS (LIABILITIES) - 0.8%			33,008,479
NET ASSETS - 100%			$4,084,235,925

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
188 CME E-mini S&P 500 Index Contracts (United States)	March 2016	18,137,300	$(673,150)

The face value of futures purchased as a percentage of Net Assets is 0.4%

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ETF – Exchange - Traded Funds

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,055,237 or 4.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $949,532.

 (d) Security or a portion of the security is on loan at period end.

 (e) Non-income producing

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,700
Fidelity Securities Lending Cash Central Fund	12,623
Total	$67,323

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$81,665,312	$79,987,748	$1,677,564	$--
Consumer Staples	447,353,652	436,442,527	10,911,125	--
Energy	300,123,508	300,123,508	--	--
Financials	1,014,306,774	1,014,306,774	--	--
Health Care	432,291,022	432,291,022	--	--
Industrials	126,999,239	126,999,239	--	--
Information Technology	364,590,504	364,590,504	--	--
Materials	69,269,711	69,269,711	--	--
Telecommunication Services	139,688,692	134,008,677	5,680,015	--
Utilities	182,437,385	151,969,474	30,467,911	--
Corporate Bonds	587,344,765	--	587,344,765	--
U.S. Government and Government Agency Obligations	949,532	--	949,532	--
Equity Funds	10,760,488	10,760,488	--	--
Preferred Securities	198,414,506	--	198,414,506	--
Money Market Funds	95,032,356	95,032,356	--	--
Total Investments in Securities:	$4,051,227,446	$3,215,782,028	$835,445,418	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(673,150)	$(673,150)	$--	$--
Total Liabilities	$(673,150)	$(673,150)	$--	$--
Total Derivative Instruments:	$(673,150)	$(673,150)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $3,850,538,610. Net unrealized appreciation aggregated $200,688,836, of which $438,248,131 related to appreciated investment securities and $237,559,295 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016